Net results of financial transactions	3 Months Ended
Mar. 31, 2018
Net results of financial transactions
Net results of financial transactions

Note 3. Net results of financial transactions

Skr mn	Jan–Mar 2018	Oct-Dec 2017	Jan–Mar 2017	Jan-Dec 2017
Derecognition of financial instruments not measured at fair value through profit or loss	0	-13	0	-1
Financial assets or liabilities at fair value through profit or loss	-39	102	-13	-48
Financial instruments under fair-value hedge accounting1	-21	-46	20	-53
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	1	-2	-1	0

Total net results of financial transactions	-59	41	6	-102

1

SEK classifies IFRS 9 liquidity investments as financial assets valued at fair value, which means that unrealized gains and losses are also recognized in net results of financial transactions. Due to IFRS 9 market value changes, arising from changes in credit spread on SEK’s own debt, are not reported in net results of financial transactions, but in other comprehensive income.

SEK’s general business model is to hold financial instruments measured at fair value to maturity. The net market value changes are mainly attributable to changes in credit spread on own debt, which, due to IFRS 9, are reported in other comprehensive income, and base spreads, which is reported in net results of financial transactions. The changes could be significant in a single reporting period, but will not affect earnings over time since the lifetime cumulative changes in the instrument’s market value will net to zero if it is held to maturity and is a performing instrument. When financial instruments are not held to maturity, realized gains and losses can occur, as in cases where SEK repurchases its own debt, or where lending is repaid early and the related hedging instruments are terminated prematurely. The effects reported in the following line items of net results of financial transactions in the table above include realized as well as unrealized changes in fair value: “Derecognition of financial instruments not measured at fair value through profit or loss”, “Financial assets or liabilities at fair value through profit or loss” and “Financial instruments under fair-value hedge accounting”. “Financial assets or liabilities at fair value through profit or loss” and “Financial instruments under fair-value hedge accounting”.